Schedule of account receivable (Details)	Apr. 30, 2026 USD ($)	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 SGD ($)
Credit Loss [Abstract]
Accounts receivable	$ 1,375	$ 1,751	$ 38,384
Less: allowance for credit losses
Total accounts receivable	$ 1,375	$ 1,751	$ 38,384